Supplemental Cash Flow Information - Changes in non cash working capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information
Accounts receivable	$ 1,330	$ 526
Inventories	423	(153)
Accounts payable and accrued liabilities	51	(415)
Current portion of provisions	(132)	339
Income taxes payable (net)	454	(1,258)
Total (increase) decrease in non-cash working capital	2,126	(961)
Relating to :
Decrease (increase) in non-cash working capital	2,114	(981)
Decrease in non-cash working capital	12	20
Total (increase) decrease in non-cash working capital	$ 2,126	$ (961)